Leases (Tables)	12 Months Ended
Dec. 31, 2015
Leases [Abstract]
Future Minimum Contractual Lease Income (Net of Commissions)

Amount
2016	$178,740
2017	81,567
2018	13,987
2019	6,218
2020	—
Thereafter	—

Total minimum lease revenue, net of commissions	$280,512